MFS(R) LIMITED MATURITY FUND

                        Supplement to Current Prospectus


Effective immediately, the second paragraph under section I "Risk Return Summary
- Principal Investment Policies" is hereby restated as follows:

The fund generally invests substantially all of its assets in investment grade bonds. The fund's dollar-weighted average quality is within the three highest rating categories by credit rating agencies. The fund's investments in securities of foreign issuers are U.S. dollar denominated.

Effective immediately, the table entitled "Annual Fund Operating Expenses" under section II "Expense Summary" is hereby restated as follows:

Shareholder Fees (fees paid directly from your investment)

                                                                                                     All Class R
                                               Class A       Class B      Class C                       Share
                                               and 529A     and 529B     and 529C        Class I       Classes
Maximum Sales Charge (Load)
Imposed on Purchases (as a percentage of
offering price)                                 2.50%          N/A          N/A            N/A           N/A
Maximum Deferred Sales Charge (Load) (as
a percentage of original purchase price
or redemption proceeds, whichever is less)  See Below(#)      4.00%        1.00%           N/A           N/A

Annual Fund Operating Expenses (expenses that are deducted from fund assets):

                                                Class A        Class B      Class C       Class I
Management Fees                                   0.40%         0.40%        0.40%        0.40%
Distribution and Service (12b-1) Fees((1))        0.15%         0.92%        1.00%        N/A
Other Expenses((2))(4)                            0.25%         0.25%        0.25%        0.25%
                                                  -----         -----        -----        -----
Total Annual Fund Operating Expenses((2))         0.80%         1.57%        1.65%        0.65%
       Fee Reductions((3))                       (0.15)%       (0.15)%      (0.15)%      (0.15)%
                                                 -------       -------      -------      -------
Net Expenses((2))                                 0.65%         1.42%        1.50%        0.50%

                                                 Class          Class        Class
                                                  529A          529B         529C
Management Fees                                   0.40%        0.40%         0.40%
Distribution and Service (12b-1) Fees((1))        0.35%         0.94%        1.00%
Other Expenses((2))(4)                            0.50%        0.50%         0.50%
                                                  -----        -----         -----
Total Annual Fund Operating Expenses((2))         1.25%        1.84%         1.90%
       Fee Reductions((3))                       (0.25)%      (0.15)%       (0.15)%
Net Expenses((2))                                 1.00%        1.69%         1.75%

                                                 Class          Class        Class         Class          Class        Class
                                                   R             R1           R2             R3            R4           R5
Management Fees                                  0.40%         0.40%         0.40%       0.40%            0.40%        0.40%
Distribution and Service (12b-1) Fees((1))       0.50%         0.75%         0.50%       0.50%            0.25%        N/A
                                                                                                                       ---
Other Expenses((2))(4)                           0.25%         0.70%(5)      0.65%(5)    0.50%(5)         0.40%(5)     0.35%(5)
                                                 -----         -----         -----       -----            -----        -----
Total Annual Fund Operating Expenses((2))        1.15%         1.85%         1.55%       1.40%            1.05%        0.75%
       Fee Reductions((3))                      (0.25)%       (0.25)%       (0.30)%     (0.35)%          (0.15)%      (0.15)%
Net Expenses((2))                                0.90%         1.60%         1.25%       1.05%            0.90%        0.60%

(#) For class A only, an initial sales charge will not be deducted from your purchase if you buy $1 million or more of class A shares, or if you are investing through a retirement plan and your class A purchase meets certain requirements. However, in either case, a contingent deferred sales charge (referred to as a CDSC) of 1% may be deducted from your redemption proceeds if you redeem your investment within 12 months of your purchase. Class 529A shares are not subject to a CDSC.
(1) The fund's Rule 12b-1 plan permits it to pay distribution and service fees to support the sale and distribution of the fund's class A, class B, class C, class 529A, class 529B, class 529C, class R, class R1, class R2, class R3, and class R4 shares and the services provided by financial intermediaries. The maximum rates that may be charged under the plan, together with details of any fee reduction arrangements, are set forth under "Distribution and Service Fees" in the fund's prospectus.
(2) The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may have entered into or may enter into brokerage arrangements that reduce or recapture fund expenses. Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower.
(3) Represents a contractual management fee reduction effective March 1, 2004. See "Management of the Fund - Investment Adviser" in the fund's prospectus. The fund's distributor, MFS Fund Distributors, Inc. (MFD), has contractually agreed to waive 0.10% annually of the fund's class 529A service fee and 0.10% annually of the fund's class R and class R3 distribution fee. This contractual fee arrangement will continue until at least August 31, 2006, unless the Board of Trustees which oversees the fund consents to any earlier revision or termination of this arrangement. MFS has contractually agreed to waive a portion of the retirement plan administration and service fee equal to 0.10% for class R1 shares, 0.15% for class R2 shares and 0.10% for class R3 shares. This contractual fee arrangement will continue until at least September 30, 2007, unless the Board of Trustees, which oversees the fund, consents to any earlier revision or termination of this arrangement.
(4) Includes the program management fee described below under "Management of the Fund." The only fees and charges a 529 participant will incur are the fund's sales charges and expenses described in the table above and an annual account maintenance fee and miscellaneous other account fees which may be charged in connection with the administration of the participant's account. See the program description and materials available from your financial intermediary for details about other account fees.
(5) "Other Expenses" include an annual retirement administration and services fee paid by the fund from assets attributable to the respective class to MFS for the provision by MFS, or a third party, of various administrative, recordkeeping and communication/educational services in an amount equaling up to: 0.45% for class R1, 0.40% for class R2, 0.25% for class R3, 0.15% for class R4 and 0.10% for class R5 shares.

Effective immediately, the "Example of Expenses" under section II "Expense Summary" is hereby restated as follows:

--------------------------------------------- ------------ ---------------- ----------------- ----------------
Share Class                                   Year 1       Year 3           Year 5            Year 10
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Class A shares                                $315         $453             $629              $1,164
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Class B shares(1)
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Assuming redemption at end of period          $545         $749             $1,002            $1,611
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Assuming no redemption                        $145         $449             $802              $1,611
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Class C shares
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Assuming redemption at end of period          $253         $474             $844              $1,907
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Assuming no redemption                        $153         $474             $844              $1,907
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Class I shares                                $51          $160             $307              $757
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Class 529A shares                             $349         $581             $857              $1,666
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Class 529B shares(1)
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Assuming redemption at end of period          $572         $883             $1,143            $1,957
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Assuming no redemption                        $172         $533             $943              $1,957
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Class 529C shares
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Assuming redemption at end of period          $278         $551             $974              $2,176
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Assuming no redemption                        $178         $551             $974              $2,176
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Class R shares                                $92          $308             $569              $1,338
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Class R1 shares                               $163         $526             $939              $2,115
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Class R2 shares                               $127         $428             $777              $1,785
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Class R3 shares                               $107         $377             $693              $1,613
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Class R4 shares                               $92          $287             $525              $1,232
--------------------------------------------- ------------ ---------------- ----------------- ----------------
--------------------------------------------- ------------ ---------------- ----------------- ----------------
Class R5 shares                               $61          $192             $362              $878
--------------------------------------------- ------------ ---------------- ----------------- ----------------

(1) Class B shares convert to class A shares, and class 529B shares convert to class 529A shares, approximately eight years after purchase; therefore years nine and ten reflect class A and class 529A expenses, respectively.

Effective immediately, the fourth and fifth sentence of the paragraph entitled "Distribution and Service Fees" under section V "Description of Share Classes" are hereby restated as follows:

Payment of 0.10% of the service fee and 0.10% of the distribution fee for class A shares and payment of 0.15% of the distribution fee for Class 529A shares are currently not being imposed. These fees may be imposed only with the approval of the Board of Trustees which oversees the fund. Payment of 0.10% of the service fee for class 529A shares is currently being waived, and payment of 0.10% of the distribution fee for class R and class R3 shares are currently being waived. This agreement will continue until the next annual prospectus update.

                The date of this Supplement is November 9, 2005.